Exhibit 99.32

OBX 2020 - EXP3 - Loan Level Findings Report - 8/27/2020
NLY Loan Number	Loan Number	Originator	Original Balance	State	Loan Status	Initial Overall Grade	Final Overall Grade	Initial Overall Credit Grade	Final Overall Credit Grade	Initial Overall Compliance Grade	Final Overall Compliance Grade	Initial Overall Valuation Grade	Final Overall Valuation Grade	QM ATR Status	Initial DBRS Compliance Exception Grade	Final DBRS Compliance Exception Grade	Initial Fitch Compliance Exception Grade	Final Fitch Compliance Exception Grade	Initial S P Compliance Exception Grade	Final S P Compliance Exception Grade	Initial Moodys Compliance Exception Grade	Final Moodys Compliance Exception Grade	Initial DBRS Credit Exception Grade	Final DBRS Credit Exception Grade	Initial Fitch Credit Exception Grade	Final Fitch Credit Exception Grade	Initial S P Credit Exception Grade	Final S P Credit Exception Grade	Initial Moodys Credit Exception Grade	Final Moodys Credit Exception Grade	Initial DBRS Valuation Exception Grade	Final DBRS Valuation Exception Grade	Initial Fitch Valuation Exception Grade	Final Fitch Valuation Exception Grade	Initial S P Valuation Exception Grade	Final S P Valuation Exception Grade	Initial Moodys Valuation Exception Grade	Final Moodys Valuation Exception Grade	Compliance Exceptions	Credit Exceptions	Exception Rebuttal Response	Exception Rebuttal Response Date	Rebuttal Response	Rebuttal Response Date	Compensating Factors	General Comments
6000058020	XXXXX	XXXXX	$XXXXX	XX	Review Complete	D	A	D	A	A	A	A	A	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	No Compliance Findings (Clear) - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.	Final Loan Application Missing (Resolved) - XX/XX/XXXX - File includes Initial 1003 only. Final Application is not included in file.	(Credit) - Final appraisal provided.	XX/XX/XXXX	(Credit) - Document received is sufficient to resolve finding.	XX/XX/XXXX
6000058013	XXXXX	XXXXX	$XXXXX	XX	Review Complete	C	A	C	A	A	A	A	A	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	No Compliance Findings (Clear) - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.	Profit and Loss Does Not Meet Guidelines (Resolved) - XX/XX/XXXX - Profit and Loss Does Not Meet Guidelines- Exception is on file , page XX.	(Credit) - UW Cert provided.	XX/XX/XXXX	(Credit) - Exception resolved. After re-review of guidelines, P&L not required if personal bank statements used to qualify.	XX/XX/XXXX
6000057998	XXXXX	XXXXX	$XXXXX	XX	Review Complete	A	A	A	A	A	A	A	A	QM: GSE Temporary - QM/RP	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Compliance Findings (Clear) - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.	No Credit Findings (Clear) - XX/XX/XXXX - The loan meets all applicable credit guidelines.